SCHEDULE OF RECEIVABLES AND OTHER CURRENT ASSETS (Details) - CAD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Sales taxes receivable	$ 46	$ 22
Prepaid expenses	62	53
Deferred RTO expenses	174
Total receivables and other current assets	$ 282	$ 75